BROKERAGE RECEIVABLES AND BROKERAGE PAYABLES (Tables)	12 Months Ended
Dec. 31, 2012
BROKERAGE RECEIVABLES AND BROKERAGE PAYABLES
Brokerage receivables and brokerage payables

In millions of dollars	2012	2011
Receivables from customers	$12,191	$19,991
Receivables from brokers, dealers, and clearing organizations	10,299	7,786
Total brokerage receivables (1)	$22,490	$27,777
Payables to customers	$38,279	$40,111
Payables to brokers, dealers, and clearing organizations	18,734	16,585
Total brokerage payables (1)	$57,013	$56,696

(1)	Brokerage receivables and payables are accounted for in accordance with ASC 940-320.